Leases - Narrative (Details) ft² in Thousands, $ in Thousands	Sep. 30, 2025 USD ($)	Jun. 01, 2025 ft²	Dec. 31, 2024 USD ($)
Lessee, Lease, Description [Line Items]
Lease term		45 months
Operating lease right-of-use assets	$ 1,564		$ 0
Operating lease liability, current	417		0
Operating lease liability, noncurrent	$ 1,324		$ 0
Remaining lease term	3 years 4 months 24 days
Operating lease, discount rate	10.60%
Waltham, Massachusetts | Building
Lessee, Lease, Description [Line Items]
Area of office space (in sqft) | ft²		25